INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2018
Inventories Tables Abstract
Inventories
	At December 31	At December 31	At January 1
(in thousands)	2018	2017	2017

Uranium concentrates	$526	$526	$526
Inventory of ore in stockpiles	2,098	2,098	2,098
Mine and mill supplies in MLJV	3,058	2,928	2,670
	$5,682	$5,552	$5,294

Inventories-by balance sheet presentation:
Current	$3,584	$3,454	$3,196
Long term-ore in stockpiles	2,098	2,098	2,098
	$5,682	$5,552	$5,294